Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,007	$ 3,465
Loans to customers	105	117
Interest receivables	29	18
Other receivables	594	521
Current trade and other receivable	4,735	4,120
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,732	3,223
Loans to customers	85	83
Interest receivables	29	18
Other receivables	575	513
Current trade and other receivable	4,421	3,836
Of Which Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	197	164
Loans to customers	2	2
Other receivables	7	2
Current trade and other receivable	206	167
Of Which Not Impaired as of the Reporting Date and Past [member] | 30 Between and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	58	62
Loans to customers	1	2
Other receivables	4	1
Current trade and other receivable	63	65
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	14	11
Loans to customers	17	31
Other receivables	7	2
Current trade and other receivable	37	44
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	7	5
Other receivables	1	3
Current trade and other receivable	$ 8	$ 8